Goodwill and intangible assets (Details 2) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 66,808	$ 55,311
Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	56,839	46,336
Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	9,817	8,892
Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value	152	83
Goodwill
Disclosure of detailed information about intangible assets [line items]
Net book value	29,999	26,524
Goodwill | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	21,718	18,750
Goodwill | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	8,274	7,767
Goodwill | Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value	7	7
Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Net book value	36,809	28,787
Intangible Assets other than Goodwill | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	35,121	27,586
Intangible Assets other than Goodwill | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	1,543	1,125
Intangible Assets other than Goodwill | Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value	145	76
Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Net book value	4,700	5,424
Acquired research and development [member] | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	4,548	5,339
Acquired research and development [member] | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	152	85
Acquired research and development [member] | Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value	0
Technologies
Disclosure of detailed information about intangible assets [line items]
Net book value	230	163
Technologies | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	3	7
Technologies | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	227	156
Technologies | Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value	0
Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Net book value	30,767	22,579
Currently marketed products | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	29,645	21,720
Currently marketed products | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	1,122	859
Currently marketed products | Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value	0
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Net book value	1,112	621
Other intangible assets | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	925	520
Other intangible assets | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	42	25
Other intangible assets | Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 145	$ 76